Note 6 - Related Party Transactions	12 Months Ended
Dec. 31, 2023
Notes to Financial Statements
Related Party Transactions Disclosure [Text Block]
6.	Related Party Transactions

Each of the Company’s vessel owning companies is party to a management agreement with one of the Managers (see Note 1), both of which are controlled by members of the Pittas family, whereby the Managers provide technical and commercial vessel management for a fixed daily management fee (see below), under the Company’s Master Management Agreements (“MMAs”). An additional fixed management fee (see below) is paid to the Managers for the provision of management executive services.

The Company’s MMAs with the Managers provide for an annual adjustment of the daily vessel management fee due to inflation to take effect  January 1 of each year. The vessel management fee for laid-up vessels is half of the daily fee for the period they are laid-up. The MMA is terminable by Eurobulk only for cause or under other limited circumstances, such as sale of the Company or Eurobulk or the bankruptcy of either party.  The MMAs, as periodically amended and restated, will automatically be extended after the initial five-year period for an additional five-year period unless terminated on or before the 90th day preceding the initial termination date. Pursuant to the MMAs, each ship owning company has signed – and each future ship owning company when a vessel is acquired will sign - with one of the Managers, a management agreement with the rate and term of these agreements set in the MMA effective at such time.

EuroDry signed new MMAs with the Managers which took effect after the completion of the Spin-off for an additional five-year term until  May 30, 2023 on substantially the same terms as the MMA between Euroseas and Eurobulk relating to the vessels that were previously owned by Euroseas. For the year ended December 31, 2021, the daily management fee amounted to Euro 685 per vessel in operation and Euro 342.5 per day per vessel in lay-up for the year ended December 31, 2021, to be adjusted annually for inflation in Eurozone. From  January 1, 2022, the vessel fixed management fee was adjusted for inflation at Euro 720 per day per vessel in operation and Euro 360 per day per vessel in lay-up and the MMA was extended for a further five-year term until January 1, 2028. From  January 1, 2023, the vessel fixed management fee was adjusted for inflation at Euro 775 (approximately $853, using the exchange rate as of  December 31, 2023, which was $1.10 per euro) per day per vessel in operation and Euro 387.5 (approximately $426, using the exchange rate as of  December 31, 2023, which was $1.10 per euro) per day per vessel in lay-up. From  January 1, 2024, the vessel fixed management fee was adjusted for inflation at Euro 810 (approximately $891, using the exchange rate as of  December 31, 2023, which was $1.10 per euro) per day per vessel in operation and Euro 405 (approximately $446, using the exchange rate as of  December 31, 2023, which was $1.10 per euro) per day per vessel in lay-up.

Vessel management fees paid to the Managers amounted to $2,350,747, $2,968,073 and $3,281,361 in 2021, 2022 and 2023, respectively, and are recorded under “Related party management fees” in the consolidated statements of operations.

The vessels M/V “Xenia”, M/V “Alexandros P.”, M/V “Tasos”, M/V “Ekaterini”, M/V “Maria” and M/V “Christos K” are managed by Eurobulk FE, which provides technical, commercial and accounting services for the same daily vessel management fee as noted above. The remaining fleet of the Company (M/V “Eirini P.”, M/V “Good Heart”, M/V “Blessed Luck”, M/V “Starlight”, M/V “Molyvos Luck”, M/V “Santa Cruz” and M/V “Yannis Pittas”) is managed by Eurobulk.

In addition to the vessel management services, the Manager provides executive services to the Company. The amount of executive compensation was $1,250,000 for the years ended December 31, 2021 and 2022. The executive management fee is adjusted annually for Eurozone inflation every January 1. For the year ended December 31, 2023 the amount for the executive compensation, before bonuses, was increased to $1,350,000 to account for inflation. For the year 2024 the amount for the executive compensation, before bonuses, was increased to $1,400,000 to account for inflation. For the years ended December 31, 2021, 2022 and 2023, the Company paid an additional special bonus to the Manager’s employees, affiliated subcontractors and consultants of $460,000, $210,000 and nil, respectively, for a total amount of executive management fees of $1,710,000, $1,460,000 and $1,350,000, respectively These amounts are recorded in “General and administrative expenses” in the consolidated statements of operations.

Amounts due to or from related companies represent net disbursements and collections made on behalf of the ship-owning companies by the Managers during the normal course of operations for which a right of off-set exists.  As of December 31, 2022, the amount due from related companies was $2,416,180. As of December 31, 2023 the amount due to related companies was $577,542. Based on the MMAs, an estimate of the quarter’s operating expenses, expected dry-dock expenses, vessel management fee and fee for management executive services are to be advanced by the Company’s ship-owning subsidiaries in the beginning of the quarter or at the end of the previous quarter to the respective Manager.

The Company uses brokers for various services, as is industry practice.  Eurochart S.A. (“Eurochart”), a company controlled by certain members of the Pittas family, provides vessel sale and purchase services, and chartering services to the Company whereby the Company pays commission of 1% of the vessel sales price and 1.25% of charter revenues. A commission of 1% of the purchase price is also paid to Eurochart by the seller of the vessel for acquisitions the Company makes using Eurochart’s services. During 2021, the Company paid to Eurochart commissions of $365,000 for the acquisitions of M/V “Blessed Luck” and M/V “Good Heart”, which were agreed to be paid by the buyers, as per the relevant memoranda of agreement entered into with the sellers, and are capitalized as part of the vessel cost. During 2022, the Company paid to Eurochart commissions of $210,000 for the acquisition of M/V “Molyvos Luck” which is capitalized as part of the vessel cost. In  April 2022, the Company withheld the amount of $157,500 from the sellers of M/V “Santa Cruz”, on behalf of Eurochart, as a 1% commission in connection with the acquisition of the vessel. Commission paid by the Company to Eurochart for the sale of M/V Pantelis amounted to $96,750 in 2022, recorded in “Net gain on sale of vessel” in the consolidated statement of operations. In  October and November 2023, the Company withheld the amount of $650,000 from the sellers of M/V “Maria”, M/V “Christos K” and M/V “Yannis Pittas”, on behalf of Eurochart, as a 1% commission in connection with the acquisition of the vessels. Commissions to Eurochart for chartering services totaled $856,334, $932,123 and $630,433 in 2021, 2022 and 2023, respectively, recorded in “Commissions” in the consolidated statements of operations.

Certain members of the Pittas family, together with another unrelated ship management company, have formed a joint venture with the insurance broker Sentinel Maritime Services Inc. (“Sentinel”). Technomar Crew Management Services Corp (“Technomar”) is a company owned by certain members of the Pittas family, together with another unrelated ship management company, which provides crewing services. Sentinel is paid a commission on insurance premiums not exceeding 5%; Technomar is paid a fee of about $50 per crew member per month. Total fees charged by Sentinel and Technomar were $43,478 and $86,906 in 2021, $69,205 and $138,397 in 2022, and $63,237 and $128,418 in 2023, respectively.  These amounts are recorded in “Vessel operating expenses” in the consolidated statements of operations.

On October 13, 2023 Christos Ultra LP and Maria Ultra LP, owners of M/V “Christos K” and M/V “Maria”, signed with Eurobulk Ltd. an administration contract under which Eurobulk Ltd. will receive an amount of $15,000 per business year in order to provide various accounting and business transactions. The amount of $4,600 calculated pro rata for the year 2023 was paid to Eurobulk Ltd. in April 2024. Additionally Christos Ultra LP and Maria Ultra LP, paid a lump sum fee of $110,000 to Eurobulk Ltd. for its assistance to secure the financing of the two vessels. The specific amount was recorded as a loan arrangement fee paid for the year ended December 31, 2023.

On  May 10, 2021, the Company reached an agreement with a related party, Ergina Shipping Ltd. (“Ergina”), a company controlled by the Pittas family and affiliated with the Company’s Chief Executive Officer, to draw a loan of $6,000,000, which was used by the Company to partly finance the acquisition of M/V “Blessed Luck”. The loan was set to mature on  May 31, 2022. The interest rate applied was 8% per annum. Interest on the loan was payable quarterly. Within 2021 the Company paid $79,533 for interest. On  June 4, 2021, Ergina exercised its right to convert part of the outstanding balance of the loan, amounting to $3,300,000, into the Company’s common shares as per the terms of the loan agreement. As a result, on  June 4, 2021, the Company issued 180,308 shares to Ergina. The conversion price was the lowest closing price over the fifteen business days prior to the conversion notice as per the terms of the loan, amounting to approximately $18.30 per share. The Company incurred a loss on the extinguishment of the above debt of $1,647,654, deriving from the difference between the conversion price and the closing price of the Company’s common shares on the Nasdaq Capital Market on the date of issuance of approximately $27.44 per share. This amount is recorded under “Loss on debt extinguishment” in the consolidated statement of operations for the year ended  December 31, 2021. The remaining amount of $2,700,000 was repaid earlier than scheduled on  September 29, 2021.